Note 14 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	December 31, 2020	December 31, 2019
United States	(5,817,126)	(5,350,774)
Foreign	(102,768)	26,125
	(5,919,894)	(5,324,649)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	December 31,	December 31,
	2020	2019
U. S. Federal statutory income tax rate	21.00%	21.00%
State income tax, net of federal tax benefit	4.28%	4.37%
Currency translation adjustment	-0.01%	0.00%
Foreign income tax	-0.36%	-1.31%
Difference in foreign tax rates	0.00	0.00
Change in valuation allowance	(25.29)%	(25.39)%
Change in tax rates	-	-
Effective income tax rate	(0.36)%	(1.31)%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,	December 31,
	2020	2019
Deferred tax assets:
Net operating loss carry forwards	19,006,668	18,234,015
Stock based compensation	231,984	162,199
Basis difference in goodwill	524,823	829,009
Basis difference in fixed assets	1,589	3,786
Basis difference in intangible assets	2,278,085	1,968,335
Allowance for bad debt (US)	-	-
Stock price guarantee adjustment	-	-
Valuation allowance for deferred tax assets	(22,043,149)	(21,197,343)
Total deferred tax assets	-	-

Deferred tax liabilities:
Basis difference in goodwill	-	-
Basis difference in fixed assets	-	-
Basis difference in intangible assets	-	-
Total deferred tax liabilities	-	-

Net deferred taxes	-	-